File No. 33-11351
                                                 Rule 497(e)


                  STEIN ROE INVESTMENT TRUST
                 Stein Roe Young Investor Fund

             Supplement to Feb. 2, 1999 Prospectus
                        ________________

The minimum initial amount that must be invested to open a Young Investor Fund account under the automatic investment plan is $100. The automatic investment plan must continue until your account has a value of at least $1,000 (for custodial accounts) or $2,500 (for regular accounts).


             This Supplement is Dated August 13, 1999